Revenue - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 7,632,467	¥ 11,473,208	¥ 10,085,649	¥ 9,071,659
- Sales of lifestyle and pop toy products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,921,694	10,357,235	8,997,662	8,036,676
- Retail sales in self-operated stores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,004,114	990,048	555,226	323,775
- Product sales to franchisees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,857,191	5,960,518	5,499,267	5,506,365
- Sales to offline distributors
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,660,860	2,612,742	2,072,061	1,509,840
- Online sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	355,380	706,397	651,039	663,197
- Other sales channels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	44,149	87,530	220,069	33,499
- License fees, sales-based royalties, and sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	426,369	687,575	685,394	658,378
- License fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,074	84,711	109,166	72,392
- Sales-based royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66,113	102,089	97,453	97,848
- Sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	323,182	500,775	478,775	488,138
- Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	284,404	428,398	402,593	376,605
Timing of revenue recognition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,632,467	11,473,208	10,085,649	9,071,659
- Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,195,509	10,619,987	9,321,490	8,413,281
- Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 436,958	¥ 853,221	¥ 764,159	¥ 658,378